SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Property and Equipment Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
Employees' stock option plan:

	Year ended December 31,
	2018	2017	2016

Risk free interest rate	2.78%	1.66%	1.12%
Dividend yields	0%	0%	0%
Expected volatility	30%	32%	34%
Weighted average expected term from grant date (in years)	3.78	3.80	3.88

Schedule of Cumulative Effects of Applying New Accounting Pronouncements
The cumulative effects of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date were as follows:

	December 31, 2017	Adjustment due to Topic 606	January 1, 2018

Trade receivables, net	16,150	(153)	15,997

Other long-term assets	8,133	10,171	18,304

Deferred tax asset, net	7,451	(2,516)	4,935

Current Period Impact:

In accordance with ASC 606, the disclosure of the impact of adoption to the Company’s consolidated statements of income (loss) and consolidated balance sheets is as follows:

	Year ended December 31, 2018
	As reported	Impact of Adoption of ASC 606	Amounts under Topic 605

Revenues	234,404	(268)	234,136

Operating expenses:
Sales and marketing	111,386	2,468	113,854

Taxes on income	3,063	608	3,671

Net income	11,735	3,344	8,391

	As of December 31, 2018
	As reported	Impact of Adoption of ASC 606	Amounts under Topic 605

Assets:
Trade receivables, net	17,166	(206)	16,960

Other long-term assets	20,724	(10,732)	9,992

Liabilities:
Deferred revenues	83,955	(94)	83,861

Shareholders' equity:
Retained earnings	363,957	(10,844)	353,113

Schedule of Trade Receivables and Contract Liabilities from Contracts with Customers
The following table provides information about trade receivables, net and contract liabilities from contracts with customers:

December 31, 2018

Trade receivables, net	$17,166

Deferred revenues (short-term contract liability)	$83,955

Deferred revenues (Long-term contract liability)	$43,796